Market Risk Benefits	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Policyholders' Liabilities	LIABILITY FOR FUTURE POLICY BENEFITS
Liability for Future Policy Benefits primarily consists of the following sub-components, which are discussed in greater detail below.

•Benefit Reserves;
•Deferred Profit Liability; and
•Additional Insurance Reserves
Benefit Reserves
The balances of and changes in Benefit Reserves as of and for the periods indicated consist of the three tables presented below: Present Value of Expected Net Premiums rollforward, Present Value of Expected Future Policy Benefits rollforward, and Net Liability for Future Policy Benefits.

	December 31, 2022
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$1,641,933	$0	$1,641,933
Effect of cumulative changes in discount rate assumptions, beginning of period	(253,752)	0	(253,752)
Balance at original discount rate, beginning of period	1,388,181	0	1,388,181
Effect of assumption update	174,263	0	174,263
Effect of actual variances from expected experience and other activity	(29,416)	(746)	(30,162)
Adjusted balance, beginning of period	1,533,028	(746)	1,532,282
Issuances	58,215	2,110	60,325
Net premiums / considerations collected	(170,297)	(1,364)	(171,661)
Interest accrual	69,424	0	69,424
Balance at original discount rate, end of period	1,490,370	0	1,490,370
Effect of cumulative changes in discount rate assumptions, end of period	(73,563)	0	(73,563)
Balance, end of period	$1,416,807	$0	$1,416,807

	December 31, 2022
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$3,041,562	$19,314	$3,060,876
Effect of cumulative changes in discount rate assumptions, beginning of period	(561,455)	(1,459)	(562,914)
Balance at original discount rate, beginning of period	2,480,107	17,855	2,497,962
Effect of assumption update	255,336	0	255,336
Effect of actual variances from expected experience and other activity	(60,049)	149	(59,900)
Adjusted balance, beginning of period	2,675,394	18,004	2,693,398
Issuances	58,215	2,111	60,326
Interest accrual	129,657	627	130,284
Benefit payments	(173,998)	(2,308)	(176,306)
Other adjustments	(115)	(75)	(190)
Balance at original discount rate, end of period	2,689,153	18,359	2,707,512
Effect of cumulative changes in discount rate assumptions, end of period	(137,962)	(1,899)	(139,861)
Balance, end of period	$2,551,191	$16,460	$2,567,651

	December 31, 2022
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$1,134,384	$16,460	$1,150,844
Flooring impact, end of period	0	0	0
Balance, end of period, post-flooring	1,134,384	16,460	1,150,844
Less: Reinsurance recoverable	1,002,277	16,460	1,018,737
Balance after reinsurance recoverable, end of period, post-flooring	$132,107	$0	$132,107

	December 31, 2021
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$1,762,111	$0	$1,762,111
Effect of cumulative changes in discount rate assumptions, beginning of period	(352,891)	0	(352,891)
Balance at original discount rate, beginning of period	1,409,220	0	1,409,220
Effect of assumption update	5,651	0	5,651
Effect of actual variances from expected experience and other activity	(13,285)	0	(13,285)
Adjusted balance, beginning of period	1,401,586	0	1,401,586
Issuances	75,944	3,763	79,707
Net premiums / considerations collected	(155,282)	(3,763)	(159,045)
Interest accrual	65,933	0	65,933
Balance at original discount rate, end of period	1,388,181	0	1,388,181
Effect of cumulative changes in discount rate assumptions, end of period	253,752	0	253,752
Balance, end of period	$1,641,933	$0	$1,641,933

	December 31, 2021
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$3,212,658	$17,969	$3,230,627
Effect of cumulative changes in discount rate assumptions, beginning of period	(753,963)	(2,188)	(756,151)
Balance at original discount rate, beginning of period	2,458,695	15,781	2,474,476
Effect of assumption update	5,817	0	5,817
Effect of actual variances from expected experience and other activity	(9,219)	(297)	(9,516)
Adjusted balance, beginning of period	2,455,293	15,484	2,470,777
Issuances	75,944	3,763	79,707
Interest accrual	120,981	620	121,601
Benefit payments	(171,572)	(2,012)	(173,584)
Other adjustments	(539)	0	(539)
Balance at original discount rate, end of period	2,480,107	17,855	2,497,962
Effect of cumulative changes in discount rate assumptions, end of period	561,455	1,459	562,914
Balance, end of period	$3,041,562	$19,314	$3,060,876

	December 31, 2021
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$1,399,629	$19,314	$1,418,943
Flooring impact, end of period	899	0	899
Balance, end of period, post-flooring	1,400,528	19,314	1,419,842
Less: Reinsurance recoverable	1,216,756	19,314	1,236,070
Balance after reinsurance recoverable, end of period, post-flooring	$183,772	$0	$183,772
The following tables provide supplemental information related to the balances of and changes in Benefit Reserves included in the disaggregated tables above, on a gross (direct and assumed) basis, as of and for the periods indicated:

	December 31, 2022
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$3,073,048	$0
Discounted expected future gross premiums (at original discount rate)	$2,069,441	$0
Discounted expected future gross premiums (at current discount rate)	$1,973,031	$0
Undiscounted expected future benefits and expenses	$4,352,500	$24,056
Interest accrual	$60,233	$627
Gross premiums	$242,406	$1,700
Weighted-average duration of the liability in years (at original discount rate)	11	7
Weighted-average duration of the liability in years (at current discount rate)	10	6
Weighted-average interest rate (at original discount rate)	5.33%	3.56%
Weighted-average interest rate (at current discount rate)	5.40%	5.30%

	December 31, 2021
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$3,309,037	$0
Discounted expected future gross premiums (at original discount rate)	$2,185,726	$0
Discounted expected future gross premiums (at current discount rate)	$2,597,734	$0
Undiscounted expected future benefits and expenses	$4,023,185	$23,747
Interest accrual	$55,048	$620
Gross premiums	$241,783	$4,553
Weighted-average duration of the liability in years (at original discount rate)	11	7
Weighted-average duration of the liability in years (at current discount rate)	11	7
Weighted-average interest rate (at original discount rate)	5.37%	3.56%
Weighted-average interest rate (at current discount rate)	2.54%	2.48%
For additional information regarding observable market information and the techniques used to determine the interest rate assumptions seen above, see Note 2.
For non-participating traditional and limited-payment products, if a cohort is in a loss position where the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for the present value of expected future policy benefits and non-level claim settlement expenses, then the liability for future policy benefits is adjusted at that time, and thereafter such that all changes, both favorable and unfavorable, in expected benefits resulting from both actual experience deviations and changes in future assumptions are recognized immediately as a gain or loss.

In 2022, there was an $11 million charge to net income for nonparticipating traditional and limited-payment products, where net premiums exceeded gross premiums for certain issue-year cohorts, mostly offset by a $10 million gain, reflecting the impact of ceded reinsurance on the affected cohorts. The unfavorable impact in 2022 was primarily due to unfavorable assumption updates related to individual term life products.

In 2021, there was a $6 million charge to net income for nonparticipating traditional and limited-payment products, where net premiums exceeded gross premiums for certain issue-year cohorts, mostly offset by a $5 million gain, reflecting the impact of ceded reinsurance on the affected cohorts. The unfavorable impact in 2021 was primarily due to unfavorable mortality experience related to individual term life products.
Deferred Profit Liability
The balances of and changes in Deferred Profit Liability as of and for the periods indicated are as follows:

	December 31, 2022	December 31, 2021
	Fixed Annuities
	(in thousands)
Balance, beginning of period	$1,726	$984
Effect of actual variances from expected experience and other activity	(169)	98
Adjusted balance, beginning of period	1,557	1,082
Profits deferred	309	771
Interest accrual	60	60
Amortization	(222)	(187)
Other adjustments	(20)	0
Balance, end of period	1,684	1,726
Less: Reinsurance recoverable	1,684	1,726
Balance after reinsurance recoverable	$0	$0

The following table provides supplemental information related to the balances of and changes in Deferred Profit Liability, included in the disaggregated table above, on a gross (direct and assumed) basis, as of and for the period indicated:

	December 31, 2022	December 31, 2021
	Fixed Annuities
	(in thousands)
Revenue(1)	$42	$(742)
Interest accrual	60	60
(1)Represents the gross premiums collected in changes in deferred profit liability.
Additional Insurance Reserves
AIR represents the additional liability for annuitization, death, or other insurance benefits, including GMDB and GMIB contract features, that are above and beyond the contractholder's account balance.

The following table shows a rollforward of AIR balances for variable and universal life products, for the periods indicated:

	December 31, 2022	December 31, 2021
	(in thousands)
Balance including amounts in AOCI, beginning of period, post-flooring	$703,968	$642,514
Flooring impact and amounts in AOCI	(71,467)	(95,331)
Balance, excluding amounts in AOCI, beginning of period, pre-flooring	632,501	547,183
Effect of assumption update	180,404	369
Effect of actual variances from expected experience and other activity	(39,475)	8,089
Adjusted balance, beginning of period	773,430	555,641
Assessments collected(1)	134,822	62,891
Interest accrual	27,479	20,039
Benefits paid	(17,138)	(6,070)
Balance, excluding amounts in AOCI, end of period, pre-flooring	918,593	632,501
Flooring impact and amounts in AOCI	(91,115)	71,467
Balance, including amounts in AOCI, end of period, post-flooring	827,478	703,968
Less: Reinsurance recoverable	793,577	666,813
Balance after reinsurance recoverable, including amounts in AOCI, end of period	$33,901	$37,155
(1)Represents the portion of gross assessments required to fund the future policy benefits.

	December 31, 2022	December 31, 2021
	($ in thousands)
Interest accrual	$27,479	$20,039
Gross assessments	$303,979	$215,741
Weighted-average duration of the liability in years (at original discount rate)	28	26
Weighted-average interest rate (at original discount rate)	3.41%	3.44%
Future Policy Benefits Reconciliation
The following table presents the reconciliation of the ending balances from the above rollforwards, Benefit Reserves, Additional Insurance Reserves, and Deferred Profit Liability including other liabilities, gross of related reinsurance recoverables, to the total liability for Future Policy Benefits as reported on the Company's Statements of Financial Position as of the periods indicated:

	December 31, 2022	December 31, 2021
	(in thousands)
Benefit reserves, end of period, post-flooring	$1,150,844	$1,419,842
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring	827,478	703,968
Deferred profit liability, end of period, post-flooring	1,684	1,726
Subtotal of amounts disclosed above	1,980,006	2,125,536
Other Future policy benefits reserves(1)	150,036	235,587
Total Future policy benefits	$2,130,042	$2,361,123
(1)Represents balances for which disaggregated rollforward disclosures are not required, including unpaid claims and claims expenses, and incurred but not reported and in course of settlement claim liabilities.
Revenue and Interest Expense
The following tables present revenue and interest expense related to Benefit Reserves, Additional Insurance Reserves, and Deferred Profit Liability, as well as related revenue and interest expense not presented in the above supplemental tables, in the Company's Statement of Operations for the periods indicated:

	December 31, 2022
	Revenues(1)
	Fixed Annuities	Term Life	Variable and Universal Life	Total
	(in thousands)
Benefit reserves	$1,700	$242,406	$0	$244,106
Additional insurance reserves	0	0	303,979	303,979
Deferred profit liability	42	0	0	42
Total	$1,742	$242,406	$303,979	$548,127

	December 31, 2021
	Revenues(1)
	Fixed Annuities	Term Life	Variable and Universal Life	Total
	(in thousands)
Benefit reserves	$4,553	$241,783	$0	$246,336
Additional insurance reserves	0	0	215,741	215,741
Deferred profit liability	(742)	0	0	(742)
Total	$3,811	$241,783	$215,741	$461,335
(1)Represents "Gross premiums" for benefit reserves; "Gross assessments" for additional insurance reserves; and "Revenue" for deferred profit liability.

	December 31, 2022
	Interest Expense
	Fixed Annuities	Term Life	Variable and Universal Life	Total
	(in thousands)
Benefit reserves	$627	$60,233	$0	$60,860
Additional insurance reserves	0	0	27,479	27,479
Deferred profit liability	60	0	0	60
Total	$687	$60,233	$27,479	$88,399

	December 31, 2021
	Interest Expense
	Fixed Annuities	Term Life	Variable and Universal Life	Total
	(in thousands)
Benefit reserves	$620	$55,048	$0	$55,668
Additional insurance reserves	0	0	20,039	20,039
Deferred profit liability	60	0	0	60
Total	$680	$55,048	$20,039	$75,767
MARKET RISK BENEFITS
The following tables show a rollforward of MRB balances for variable annuity products, along with a reconciliation to the Company’s total net MRB positions as of the following dates:

	December 31, 2022
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$796,913	$(796,913)	$0
Effect of cumulative changes in non-performance risk	21,123	0	21,123
Balance, beginning of period, before effect of changes in non-performance risk	818,036	(796,913)	21,123
Attributed fees collected	117,867	(117,867)	0
Claims paid	(3,456)	3,456	0
Interest accrual	12,950	(12,950)	0
Actual in force different from expected	10,199	(10,199)	0
Effect of changes in interest rates	(642,920)	642,920	0
Effect of changes in equity markets	266,177	(266,177)	0
Effect of assumption update	(17,430)	17,430	0
Effect of changes in current period counterparty non-performance risk	0	142,046	142,046
Balance, end of period, before effect of changes in non-performance risk	561,423	(398,254)	163,169
Effect of cumulative changes in non-performance risk	(163,169)	0	(163,169)
Balance, end of period	$398,254	$(398,254)	$0

	December 31, 2021
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$1,205,571	$(1,205,571)	$0
Effect of cumulative changes in non-performance risk	60,792	0	60,792
Balance, beginning of period, before effect of changes in non-performance risk	1,266,363	(1,205,571)	60,792
Attributed fees collected	129,583	(129,583)	0
Claims paid	(199)	199	0
Interest accrual	2,200	(2,200)	0
Actual in force different from expected	934	(934)	0
Effect of changes in interest rates	(324,926)	324,926	0
Effect of changes in equity markets	(235,734)	235,734	0
Effect of assumption update	(20,185)	20,185	0
Effect of changes in current period counterparty non-performance risk	0	(39,669)	(39,669)
Balance, end of period, before effect of changes in non-performance risk	818,036	(796,913)	21,123
Effect of cumulative changes in non-performance risk	(21,123)	0	(21,123)
Balance, end of period	$796,913	$(796,913)	$0
The following table presents accompanying information to the rollforward table above. See Note 9 for information on "Net amount at risk".

	December 31, 2022	December 31, 2021
	Variable Annuities
	($ in thousands)
Net amount at risk(1)	$1,050,063	$128,292
Weighted-average attained age of contractholders	68	65
(1)For contracts with multiple benefit features, the highest net amount at risk for each contract is included.

The table below reconciles MRB asset and liability positions as of the following dates:

	December 31, 2022	December 31, 2021
	Variable Annuities
	(in thousands)
Market risk benefit assets	$558,624	$940,706
Market risk benefit liabilities	558,624	940,706
Net liability	$0	$0